CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2017	$ 3,630.8	$ 1.3	$ (1,133.3)	$ (60.4)	$ 85.9	$ 2,524.3
Net income (loss)			540.3		2.6	542.9
Other comprehensive (loss) income				(20.9)	0.2	(20.7)
Dividends			(100.0)		(0.1)	(100.1)
Repurchase of shares	(611.1)		(928.9)			(1,540.0)
Equity at end of period at Dec. 31, 2018	3,019.7	1.3	(1,621.9)	(81.3)	88.6	1,406.4
Net income (loss)			695.9		5.5	701.4
Other comprehensive (loss) income				19.4	0.6	20.0
Dividends			(100.0)			(100.0)
Equity at end of period at Dec. 31, 2019	3,019.7	1.3	(1,026.0)	(61.9)	94.7	2,027.8
Net income (loss)			641.0		10.2	651.2
Other comprehensive (loss) income				(69.2)	(3.1)	(72.3)
Dividends			(190.0)		(0.2)	(190.2)
Reduction of paid-up capital (note 20)	(1,729.1)	733.0				(996.1)
Equity at end of period at Dec. 31, 2020	$ 1,290.6	$ 734.3	$ (575.0)	$ (131.1)	$ 101.6	$ 1,420.4